Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Commitments And Contingent Liabilities [Line Items]
Limit on aggregate credit extensions over the borrower's annual income aggregate credit extensions	33.333%
Allowance for repayment of excess interest	¥ 68,197	¥ 77,640
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone interest rates stipulated by the Interest Rate Restriction Law	20.00%
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Gray-zone interest rates stipulated by the Interest Rate Restriction Law	15.00%